Intangible assets, net (Schedule of Estimated Future Amortization Expense of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Intangible Assets, Net (Excluding Goodwill) [Abstract]
2016	$ 35,586
2017	34,523
2018	34,122
2019	33,653
2020	26,825
Thereafter	106,748
Net book value	271,457
Amortization expense	$ 18,558	$ 13	$ 13